Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2022 Mobilegame item	Dec. 31, 2021 Distributionchannel item	Dec. 31, 2020 item
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers	153	126	116
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure	3	3	3
Telecommunications service provider | 10% or greater service providers | Servers and bandwidth expenditure
Concentrations and Risks
Concentration risk percentage	45.00%	55.00%	55.00%
Distribution channel risk
Concentrations and Risks
Number of distribution channel concentration over ten percent benchmark | Distributionchannel		0
Distribution channel risk | Net revenues | Distribution channel A
Concentrations and Risks
Concentration risk percentage			11.00%
Mobile games
Concentrations and Risks
Number of mobile games concentration over ten percent benchmark | Mobilegame	0
Mobile games | Mobile games | Net revenues
Concentrations and Risks
Concentration risk percentage	23.00%	26.00%	40.00%
Mobile games | Mobile game 1 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage			11.00%